Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Right-of-use assets	$ 398,026	$ 473,246
Operating lease liabilities	$ 339,227	$ 327,794